Share-based payments - Additional Information (Detail) £ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) award shares	Dec. 31, 2017 GBP (£) award £ / shares shares	Dec. 31, 2016 USD ($) award shares	Dec. 31, 2016 GBP (£) award shares	Dec. 31, 2015 USD ($) award shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 21		$ 17		$ 19
Weighted average share price at exercise date | £		£ 38.047		£ 25.111
Administrative expenses [member] | Exceptional items [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 2		$ 0		$ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		£ 47.19
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		36.554
Closing [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		£ 47.19
Annual Performance Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	234,918	234,918	335,775	335,775	265,285
Annual Performance Plan one-off awards | shares	79,471	79,471	103,071	103,071	58,338
Long Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	805,045	805,045	1,355,721	1,355,721	1,803,308
Vesting period of share awards	3 years	3 years
LTIP Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	524,587	524,587	467,203	467,203
LTIP Performance-related awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees	280,458	280,458	888,518	888,518	1,803,308